UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
OMB APPROVAL OMB Number: 3235-0578 Expires: February 28, 2006 Estimated average burden hours per response: 20.0

Investment Company Act File Number: 811-21238

Registrant Name: NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND II

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: February 28, 2007

Date of Reporting Period: May 31, 2006

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Nicholas-Applegate Convertible & Income Fund II Schedule of Investments
May 31, 2006 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*

CORPORATE BONDS & NOTES—40.7%
	Advertising—0.7%
$ 9,150	Affinion Group, Inc., 11.50%, 10/15/15 (a)	Caa1/B-	$9,310,125

	Apparel—1.0%
	Levi Strauss & Co.,
2,000	9.75%, 1/15/15	B3/B-	2,075,000
8,705	12.25%, 12/15/12	B3/B-	9,793,125
2,010	Oxford Industries, Inc., 8.875%, 6/1/11	B2/B	2,060,250

			13,928,375

	Auto Manufacturers—0.4%
6,830	General Motors Corp., 8.375%, 7/15/33	B3/B	5,182,262

	Automotive—1.4%
9,260	Goodyear Tire & Rubber Co., 11.25%, 3/1/11	B3/B-	10,371,200
10,030	HLI Operating Co., Inc., 10.50%, 6/15/10	Caa3/CCC	8,274,750

			18,645,950

	Chemicals—2.6%
3,998	Huntsman LLC, 11.625%, 10/15/10	Ba3/BB-	4,437,780
11,410	IMC Global, Inc., 11.25%, 6/1/11	Ba3/BB	12,051,812
	Lyondell Chemical Co.,
4,315	10.875%, 5/1/09	B3/B	4,401,300
4,565	11.125%, 7/15/12	B1/BB-	5,021,500
4,765	PolyOne Corp., 10.625%, 5/15/10	B3/B+	5,134,288
3,609	Rhodia S.A., 10.25%, 6/1/10	B3/CCC+	3,983,434

			35,030,114

	Commercial Services—1.4%
4,600	Hertz Corp., 10.50%, 1/1/16 (a)	B3/B	4,979,500
3,795	Rent-Way, Inc., 11.875%, 6/15/10	B3/B-	3,927,825
9,665	Vertrue, Inc., 9.25%, 4/1/14	B2/B	9,809,975

			18,717,300

	Computers—0.4%
5,525	Unisys Corp., 8.00%, 10/15/12	Ba3/BB-	5,186,594

	Electric—2.5%
10,645	AES Corp., 9.50%, 6/1/09	B1/B	11,390,150
10,250	Mission Energy Holdings Co., 13.50%, 7/15/08	B2/B-	11,569,687
9,820	PSEG Energy Holdings LLC, 10.00%, 10/1/09	Ba3/BB-	10,728,350

			33,688,187

	Electronics—1.5%
10,015	IMAX Corp., 9.625%, 12/1/10	B3/B-	10,465,675
10,335	Stoneridge, Inc., 11.50%, 5/1/12	B2/B	9,921,600

			20,387,275

	Environmental Control—0.7%
9,060	Aleris International, Inc., 10.375%, 10/15/10	B2/B+	9,898,050

	Financial Services—2.1%
9,400	Alamosa Delaware, Inc., 11.00%, 7/31/10	Caa1/A-	10,363,500
5,835	AMR Holdings Co., 10.00%, 2/15/15	Caa1/B-	6,243,450
9,205	Ford Motor Credit Co., 7.00%, 10/1/13	Ba2/BB-	7,940,463
3,450	MedCath Holdings Corp., 9.875%, 7/15/12	Caa1/B-	3,510,375

			28,057,788

	Food Products—1.0%
12,575	Pilgrim's Pride Corp., 9.625%, 9/15/11	Ba2/BB-	13,172,313

	Healthcare—0.8%
6,325	Alliance Imaging, Inc., 7.25%, 12/15/12	B3/B-	5,676,688
5,525	Hanger Orthopedic Group, Inc., 10.25%, 6/1/14 (a)	B3/CCC+	5,518,094

			11,194,782

	Home Builders—1.7%
11,500	Ryland Group, Inc., 9.125%, 6/15/11	Ba2/BB+	12,017,500
10,260	William Lyon Homes, Inc., 10.75%, 4/1/13	B2/B	10,170,225

			22,187,725

Nicholas-Applegate Convertible & Income Fund II Schedule of Investments
May 31, 2006 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*

	Home Furnishings—1.8%
$ 9,670	Central Garden & Pet Co., 9.125%, 2/1/13	B2/B	$10,201,850
13,400	Jarden Corp., 9.75%, 5/1/12	B3/B-	13,668,000

			23,869,850

	Hotels/Gaming—0.9%
11,080	Mandalay Resort Group, Inc., 10.25%, 8/1/07, Ser. B	Ba3/B+	11,606,300

	Machinery—0.9%
10,730	Case New Holland, Inc., 9.25%, 8/1/11	Ba3/BB-	11,400,625

	Manufacturing—0.5%
5,825	Clarke American Corp., 11.75%, 12/15/13 (a)	B2/B-	6,145,375

	Metals & Mining—2.6%
6,490	AK Steel Corp., 7.875%, 2/15/09	B1/B+	6,441,325
9,835	Freeport-McMoRan Copper & Gold, Inc., 10.125%, 2/1/10	B1/B+	10,474,275
5,710	Oregon Steel Mills, Inc., 10.00%, 7/15/09	Ba3/B+	5,995,500
11,450	United States Steel LLC, 10.75%, 8/1/08	Ba1/BB	12,423,250

			35,334,350

	Miscellaneous—1.3%
17,729	Dow Jones CDX High Yield, 10.50%, 12/29/09 (a) (b)	NR/NR	18,105,394

	Multi-Media—2.6%
12,291	CCH I LLC, 11.00%, 10/1/15	Caa3/CCC-	10,631,715
2,975	Lodgenet Entertainment Corp., 9.50%, 6/15/13	B3/B-	3,183,250
7,860	Mediacom Broadband LLC, 11.00%, 7/15/13	B2/B	8,292,300
5,735	Salem Communications Holding Corp., 9.00%, 7/1/11, Ser. B	B2/B-	6,000,244
6,860	Sirius Satellite Radio, Inc., 9.625%, 8/1/13	Caa1/CCC	6,517,000

			34,624,509

	Office/Business Equipment—0.4%
5,195	Xerox Corp., 9.75%, 1/15/09	Ba2/BB+	5,617,094

	Office Furnishings—1.1%
	Interface, Inc.,
4,625	9.50%, 2/1/14	Caa1/CCC	4,821,562
5,625	10.375%, 2/1/10	B2/B-	6,180,469
3,199	Tempur-Pedic, Inc., 10.25%, 8/15/10	B2/B	3,390,940

			14,392,971

	Oil & Gas—0.4%
5,000	Seitel, Inc., 11.75%, 7/15/11	B3/NR	5,650,000

	Paper Products—1.0%
4,013	Buckeye Technologies, Inc., 9.25%, 9/15/08	Caa1/B	4,013,000
8,750	NewPage Corp., 12.00%, 5/1/13	Caa2/CCC+	9,362,500

			13,375,500

	Pharmaceuticals—0.7%
9,310	Leiner Health Products, Inc., 11.00%, 6/1/12	Caa1/CCC+	9,100,525

	Pipelines—0.9%
12,240	Sonat, Inc., 7.625%, 7/15/11	B2/B	12,469,500

	Retail—4.1%
12,160	Bon-Ton Stores, Inc., 10.25%, 3/15/14 (a)	B2/B-	11,369,600
4,580	EPL Finance Corp., 11.75%, 11/15/13 (a)	Caa1/CCC+	5,358,600
4,210	GSC Holdings Corp., 8.00%, 10/1/12 (a)	Ba3/B+	4,188,950
5,345	Mothers Work, Inc., 11.25%, 8/1/10	Caa1/B-	5,585,525
8,290	Neiman-Marcus Group, Inc., 10.375%, 10/15/15 (a)	B3/B-	8,725,225
10,000	R.H. Donnelley, Inc., 10.875%, 12/15/12	B2/B	11,000,000
8,520	Star Gas Partners L.P., 10.25%, 2/15/13	Caa3/B-	8,860,800

			55,088,700

Nicholas-Applegate Convertible & Income Fund II Schedule of Investments
May 31, 2006 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*

	Semi-Conductors—1.0%
	Amkor Technology, Inc.,
$ 2,305	9.25%, 6/1/16	Caa1/CCC+	$2,212,800
11,010	10.50%, 5/1/09	Caa3/CCC	11,202,675

			13,415,475

	Telecommunications—2.0%
6,305	Hawaiian Telcom Communications, Inc., 12.50%, 5/1/15, Ser. B	Caa1/CCC+	6,754,231
7,633	Level 3 Financing, Inc., 12.25%, 3/15/13 (a)	B3/CCC-	8,281,805
10,380	Millicom International Cellular S.A., 10.00%, 12/1/13	B3/B-	11,625,600

			26,661,636

	Transportation—0.3%
3,935	PHI, Inc., 7.125%, 4/15/13 (a)	B1/BB-	3,836,625

	Total Corporate Bonds & Notes (cost-$548,070,479)		545,281,269

CONVERTIBLE PREFERRED STOCK—28.0%
Shares
(000)

	Automotive—0.6%
209	Ford Motor Co., Capital Trust II, 6.50%, 1/15/32	B2/B-	6,070,984
100	General Motors Corp., 6.25%, 7/15/33	B3/B	1,999,000

			8,069,984

	Banking—1.2%
275	Washington Mutual Capital Trust, 5.375%, 5/3/41	Baa1/BBB	15,688,750

	Commercial Services—1.6%
436	United Rentals, Inc., 6.50%, 8/1/28	Caa2/B-	20,982,500

	Electric—2.4%
344	AES Trust III, 6.75%, 10/15/29	B3/B	16,152,360
63	NRG Energy, Inc., 5.75%, 3/16/09	B3/CCC+	15,954,750

			32,107,110

	Financial Services—8.0%
220	Citigroup Funding, Inc., 5.02%, 9/27/08 (c)	Aa1/AA-	7,053,200
395	E*Trade Financial Corp., 6.125%, 11/18/08	Ba3/NA	12,442,500
	Lehman Brothers Holdings, Inc.,
675	6.25%, 10/15/07	A1/A+	18,090,000
455	20.00%, 3/17/07	A1/A+	14,400,750
	Morgan Stanley,
190	20.00%, 12/14/06	Aa3/A+	13,312,350
250	20.00%, 12/22/06	Aa3/A+	14,223,972
535	20.00%, 3/9/07	Aa3/A+	13,431,175
492	20.00%, 6/2/07	Aa3/A+	14,913,091

			107,867,038

	Food—0.7%
371	Albertson's, Inc., 7.25%, 5/16/07	B2/B	9,265,000

	Insurance—5.2%
408	Genworth Financial, Inc., 6.00%, 5/16/07	A2/A	14,800,400
706	Metlife, Inc., 6.375%, 8/15/08	NR/BBB+	19,535,295
220	Platinum Underwriters Holdings Ltd., 6.00%, 2/15/09	NR/BB+	6,077,500
580	PMI Group, Inc., 5.875, 11/15/06	A1/A	15,080,000
690	XL Capital Ltd., 6.50%, 5/15/07	A3/A-	14,697,000

			70,190,195

	Iron/Steel—0.7%
43	U.S. Steel Corp., 7.00%, 6/15/06, Ser. B	NR/B	9,073,787

	Office/Business Equipment—1.0%
123	Xerox Corp., 6.25%, 7/1/06	B1/B+	13,980,180

Nicholas-Applegate Convertible & Income Fund II Schedule of Investments
May 31, 2006 (unaudited)

Shares		Credit Rating
(000)		(Moody's/S&P)	Value*

	Oil & Gas—2.2%
119	Amerada Hess Corp., 7.00%, 12/01/06	Ba3/BB	15,083,250
138	Chesapeake Energy Corp., 5.00%, 12/31/49	NR/B	$14,331,200

			29,414,450

	Pharmaceuticals—1.1%
296	Schering-Plough Corp., 6.00%, 9/14/07	Baa3/BBB	14,900,028

	Real Estate—1.1%
606	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A, REIT	B2/CCC+	14,986,125

	Telecommunications—1.2%
285	Crown Castle International Corp., 6.25%, 8/15/12	NR/NR	15,532,500

	Waste Disposal—1.0%
40	Allied Waste Industries, Inc., 6.25%, 3/1/08	Caa3/B	13,061,300

	Total Convertible Preferred Stock (cost-$366,608,480)		375,118,947

CONVERTIBLE BONDS & NOTES—26.2%
Principal
Amount
(000)

	Airlines—1.2%
$ 16,300	Continental Airlines, Inc., 4.50%, 2/1/07	Caa2/CCC+	16,055,500

	Automotive—1.3%
18,535	Sonic Automotive, Inc., 5.25%, 5/7/09	B3/B	18,164,300

	Commercial Services—3.3%
10,125	Bowne & Co., Inc., 5.00%, 10/1/33	B2/B-	10,821,114
11,000	Memberworks, Inc., 5.50%, 10/1/10	NR/B-	12,581,250
3,000	Quanta Services, Inc., 4.00%, 7/1/07	NR/NR	2,962,500
17,985	Quebecor World USA, Inc., 6.00%, 10/1/07	B2/B	17,760,188

			44,125,052

	Computers—1.2%
14,400	Maxtor Corp., 6.80%, 4/30/10	B2/NR	15,984,000

	Electric—1.2%
5,425	PG&E Corp., 9.50%, 6/30/10	NR/NR	15,773,187

	Electrical Components & Equipment—0.8%
8,150	Artesyn Technologies, Inc., 5.50%, 8/15/10	NR/NR	11,158,165

	Household Products—0.9%
7,050	American Greetings Corp., 7.00%, 7/15/06	Ba3/NR	11,473,875

	Insurance—0.2%
2,150	American Equity Investment Life Holding Co., 5.25%, 12/6/24	NR/BB+	2,531,625

	Metals & Mining—0.9%
6,725	Freeport-McMoRan Copper & Gold, Inc., 7.00%, 2/11/11	NR/B+	12,567,344

	Multi-Media—1.4%
18,500	EchoStar Communications Corp., 5.75%, 5/15/08	B2/B	18,291,875

	Oil & Gas—1.1%
12,500	Devon Energy Corp., 4.95%, 8/15/08	Baa2/BBB	14,937,500

	Pharmaceuticals—1.6%
1,850	Ligand Pharmaceuticals, Inc., 6.00%, 11/16/07	NR/NR	3,279,125
18,550	Sepracor, Inc., 5.00%, 2/15/07	NR/B-	18,503,625

			21,782,750

Nicholas-Applegate Convertible & Income Fund II Schedule of Investments
May 31, 2006 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*

	Semi-Conductors—2.4%
	Amkor Technology, Inc.,
$ 14,300	5.00%, 3/15/07	Caa3/CCC	$14,139,125
3,000	5.75%, 6/1/06	NR/NR	3,000,000
15,000	Fairchild Semiconductor Corp., 5.00%, 11/1/08	NR/B	14,850,000

			31,989,125

	Telecommunications—6.3%
16,250	American Tower Corp., 5.00%, 2/15/10	B1/BB-	16,229,687
13,600	CenturyTel, Inc., 4.75%, 8/1/32	Baa2/BBB	14,076,000
2,800	Ciena Corp., 3.75%, 2/1/08	B2/B	2,702,000
7,500	Level 3 Communications, Inc., 6.00%, 3/15/10	Ca/CCC-	6,215,625
17,500	Lucent Technologies, Inc., 8.00%, 8/1/31	B3/CCC+	17,696,875
18,500	Nextel Communications, Inc., 5.25%, 1/15/10	Baa2/A-	18,291,875
9,940	Nortel Networks Corp., 4.25%, 9/1/08	B3/B-	9,455,425

			84,667,487

	Transportation—0.8%
8,100	YRC Worldwide, Inc., 5.00%, 8/8/23	Ba1/BBB-	10,418,625

	Trucking/Leasing—1.6%
15,900	GATX Corp., 7.50%, 2/1/07	Baa3/BBB	21,007,875

	Total Convertible Bonds & Notes (cost-$352,278,005)		350,928,285

U.S. GOVERNMENT SECURITIES—1.9%
	United States Treasury Notes,
9,215	10.375%, 11/15/12		9,897,850
13,725	12.00%, 8/15/13		15,707,631

	Total U.S. Government Securities (cost-$26,966,611)		25,605,481

SHORT-TERM INVESTMENTS—3.2%
	Corporate Bonds & Notes—1.4
	Chemicals—0.3%
4,435	Lyondell Chemical Co., 9.625%, 5/1/07, Ser. A	B1/BB-	4,562,506

	Real Estate—0.2%
2,285	Host Marriot L.P., 9.50%, 1/15/07, Ser. I, REIT	Ba2/BB-	2,327,844

	Retail—0.9%
11,460	Rite Aid Corp., 12.50%, 9/15/06	NR/B+	11,631,900

	Total Corporate Bonds & Notes (cost-$19,401,124)		18,552,250

	Time Deposit—1.8%
24,514	Bank of America – London, 4.36%, 6/1/06		24,513,793

	Total Short-Term Investments (cost-$43,191,174)		43,036,043

	Total Investments (cost-$1,337,114,749)—100.0%		$1,339,970,025

Other Investments:

Interest rate cap agreement outstanding at May 31, 2006:

	Notional
	Amount	Termination		Payment received	Unrealized
Counterparty	(000)	Date	Premium	by Fund	Appreciation

				1 month LIBOR-BBA
UBS AG	$505,000	1/15/08	$14,468,250	over 3% strike price	$4,624,750

LIBOR—London Interbank Offered Rate

Notes to Schedule of Investments

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. The Fund’s investments are valued daily by an independent pricing service or dealer quotations, using the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price on corporate bonds and notes or the last quoted mean price on convertible securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset values is determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.
(a)	144A-security - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated these securities are not considered to be illiquid.
(b)	Credit-linked trust certificate.
(c)	Variable rate security. Interest rate disclosed reflects the rate in effect on May 31, 2006.

Glossary:
NR—Not Rated
REIT—Real Estate Investment Trust

Item 2. Controls and Procedures

(a) The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

      (a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND II

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: July 26, 2006

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: July 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: July 26, 2006

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: July 26, 2006